Property and Equipment Table (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 85,477	$ 80,497
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(47,249)	(41,981)
Property, Plant and Equipment, Net	38,228	38,516
Computer Software and Hardware [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	2
Property, Plant and Equipment, Useful Life, Maximum	7
Property, Plant and Equipment, Gross	45,468	40,642
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Maximum	12
Property, Plant and Equipment, Gross	17,875	17,875
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,934	15,853
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	5
Property, Plant and Equipment, Useful Life, Maximum	10
Property, Plant and Equipment, Gross	$ 6,200	$ 6,127